Shareholders’ Equity	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 9 - SHAREHOLDERS’ EQUITY

A.	Ordinary shares:

(1)	The ordinary shares confer upon the holders the right to receive notice to participate and vote in general meetings of shareholders of the Company, the right to receive dividends, if declared, and the right to participate in the distribution of the surplus assets of the Company in an event of liquidation.

(2)	Public and private placements:

On January 12, 2024, the Company entered into an equity distribution agreement (the “Agreement”), with Maxim Group LLC (“Maxim”), as sales agent, pursuant to which we offered and sold ordinary shares having an aggregate offering price of up to $9,700 from time to time through Maxim. Maxim received commission equal to 2.5% of the gross sales price per share sold pursuant to the terms of the Agreement. We also provided Maxim with customary indemnification and contribution rights and agreed to reimburse Maxim for certain specified expenses. We sold 10,764,315 ordinary shares under the Agreement, having aggregate gross proceeds of $9,674 and aggregate net proceeds of $9,187.

On August 18, 2024, the Company issued 75,000 restricted ordinary shares to a consultant of the Company. The shares shall be restricted from any offer, sale, contract for sale, encumbrance, grant of any options for the sale of or otherwise disposed of for a period of 12 months until August 18, 2025. The Company recorded sales and marketing share-based compensation expenses in at the amount of $28 and $17 for the year ended December 31, 2025 and 2024, respectively.

On January 13, 2025, the Company entered into an equity distribution agreement with Maxim Group LLC (“Maxim”) as sales agent (the “Sales Agent”), pursuant to which we may offer and sell Ordinary Shares having an aggregate offering price of up to $13,960 thousand from time to time through the Sales Agent (the “ATM Facility”). The Sales Agent receives commission equal to 2.5% of the gross sales price per Ordinary Share sold pursuant to the terms of the agreement and received customary indemnification and contribution rights. We also agreed to reimburse the Sales Agent for certain specified expenses. We sold 5,990,915 ordinary shares under the ATM Facility, having aggregate gross proceeds of $6,640 and aggregate net proceeds of $6,286.

On July 1, 2025, the Company issued 17,699 restricted ordinary shares to a consultant of the Company. The shares shall be restricted from any offer, sale, contract for sale, encumbrance, grant of any options for the sale of or otherwise disposed of for a period of 12 months until May 15, 2026. The company recorded sales and marketing share-based compensation expenses in an amount of $20 for year ended December 31, 2025.

On August 1, 2025, the Company completed its rights offering, raising aggregate gross proceeds of $10,000 through the issuance of 9,954,756 Ordinary Shares, warrants to purchase up to 9,999,994 Ordinary Shares at an exercise price of $1.00 per share (the “Warrants”) and pre-funded warrants to purchase up to 45,238 Ordinary Shares at an exercise price of $0.0001 per share (the “Pre-Funded Warrants”). The Warrants are exercisable for five years from the date of issuance. The Company received net proceeds of approximately $9,253 at the closing of the rights offering.

As of December 31, 2025, 9,703,199 Warrants and 40,873 Pre-Funded Warrants were outstanding.

B.	Shares, options and Restricted Share Units (“RSUs”) for employees and non-employees:

(1)	The fair value of options granted was estimated using the Black-Scholes option pricing model, and based on the following assumptions:

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2025	2024	2023
Exercise price	-	$0.74 - $0.88	$1.22 - $1.37
Expected volatility	-	119.5%	119.4%-132.3%
Risk-free interest	-	4.39%-4.4%	3.86%-4.34%
Expected life of up to (years)	-	5.5-7	5.06-7.02
Weighted average fair value	-	$0.64	$1.12
(2)	The following table summarizes the changes in options granted to employees, officers, members of the Board and non-employees for the years ended December 31, 2025, 2024 and 2023:

	Number of Share Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (in years)
Balance as of January 1, 2023	3,075,935	$2.55	7.8
Granted	1,157,940	$1.29
Expired	(89,194)	$2.48
Forfeited	(319,810)	$2.42
Exercised	(106,250)	$2.87
Balance as of December 31, 2023	3,718,621	$2.07	7.41
Granted	1,087,078	$0.86
Expired	(67,162)	$3.53
Forfeited	(147,825)	$1.89
Exercised	-	-
Balance as of December 31, 2024	4,590,712	$1.76	7.43
Granted	-	-
Expired	(150,586)	$2.34
Forfeited	(151,660)	$1.43
Exercised	-	-
Balance as of December 31, 2025	4,288,466	1.99	6.05
Exercisable at the end of year	3,047,022	$2.22	5.36

As of December 31, 2025 and 2024, the aggregated positive intrinsic value is $0 and $100, respectively.

(3)	The following table summarizes the changes in RSUs granted to employees, officers and members of the Board for the years ended December 31, 2025 and 2024:

Number of Share Options
Balance as of December 31, 2023	-
Granted	862,950
Forfeited	(22,711)
Vested	-
Balance as of December 31, 2024	840,239
Granted	1,324,864
Forfeited	(61,307)
Vested	(288,764)
Balance as of December 31, 2025	840,239
(4)	Options and RSUs granted during 2025, 2024 and 2023:

(a)	On February 19, 2023, the Company granted 1,107,940 options to purchase an aggregate of 1,107,940 ordinary shares to 76 option-holders of the Company, as follows: (i) 172,321 options to the Company’s chief executive officer, the chairman of the Board and a member of the Board; (ii) 252,371 options to six officers of the Company; (iii) 641,836 options to 66 employees of the Company; and (iv) 41,412 options to a consultant of the Company, at an exercise price of $1.37 per share. The options granted to the chief executive officer, chairman of the Board, a Board member and the officers will vest as follows: a quarter after one year and the balance will vest in 12 equal quarterly installments over a period of three years from February 19, 2024. The options granted to the 66 employees will vest in four equal installments over a period of four years from the date of grant. The options granted to a consultant of the Company will vest in six equal quarterly installments from January 4, 2023. The options are exercisable for 10 years from the date of grant.

(b)	On August 14, 2023, the Company granted 50,000 options to purchase an aggregate of 50,000 ordinary shares to an officer of the Company at an exercise price of $1.22 per share. The options will vest as follows: a quarter after one year, and the rest will vest in 12 equal quarterly installments over a period of three years from August 14, 2024. The options are exercisable for 10 years from the date of grant.

(c)	On July 2, 2024, the Company granted 1,072,614 options to purchase an aggregate of 1,072,614 ordinary shares to 67 optionees of the Company, as follows: (i) 543,778 options to seven officers of the Company; and (ii) 528,836 options to 60 employees of the Company, at exercise prices ranging from $0.74 to $0.88 per share. One quarter of the options granted to the officers will vest after one year and the remain 75% will vest in 12 equal quarterly installments over a period of three years from July 2, 2025. The options granted to the 60 employees will vest in four equal installments over a period of four years from the date of grant.

In addition, the Company granted 862,950 RSUs, as follows: (i) 453,149 RSUs to seven officers of the Company; and (ii) 409,801 RSUs to 60 employees of the Company. The RSUs granted to the officers and employees will vest on the same terms as the options, commencing on the earliest date of: (i) the Company receiving authorization from the U.S. Food and Drug Administration (the “FDA”) for its ProSense system for breast cancer treatment or (ii) the consummation of an equity investment in the Company of at least $15M following the date of the grant. The total fair value of these RSU grants is $634.

(d)	On May 15, 2025, the Company granted 924,048 RSUs to the Company’s chief executive officer, the chairman of the Board and another director. The RSUs granted to the recipients are subject to a vesting schedule, which is connected to the Company receiving FDA authorization for its ProSense system for breast cancer treatment. Following receiving the authorization, one quarter of the RSUs granted vested on July 1, 2025, and the remaining RSUs shall vest in a total 3-year period in 12 equal installments at the end of each quarter following the first vesting. The total fair value of these RSU grants is $924. As of December 31, 2025, 288,764 RSUs vested into ordinary shares.

(e)	On November 5, 2025, the Company granted 400,816 RSUs, as follows: (i) 121,893 RSUs to the Company’s chief executive officer; and (ii) 278,923 RSUs to six officers of the Company. The RSUs granted to the recipients are subject to a vesting schedule, one quarter of the options granted to the officers will vest after one year and the remaining RSUs will vest in 12 equal quarterly installments over a period of three years from November 5 2026. The total fair value of these RSU grants is $290.

(5)	The total share-based compensation expense for employees and non-employees the Company recognized for share-based payments is as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2025	2024	2023
Cost of revenues	98	84	79
Sales and marketing	192	146	167
Research and development	342	335	513
General and administrative	741	304	551
	1,373	869	1,310

As of December 31, 2025, the total unrecognized share-based compensation cost related to non-vested share options grant arrangements was $269. This cost is expected to be recognized over the remaining vesting period of 2.5 years until the end of June 30, 2030.

As of December 31, 2025, the total unrecognized share-based compensation cost related to RSUs grant arrangements was $921. This cost is expected to be recognized over the vesting period when achievement of the performance conditions will be probable.